SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of Operating Income by Segment

	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,511	$30,526	$29,665	$1,905		$-	85,607
Intersegment revenues	3,840	475	-	-		(4,315)	-
Total revenues	27,351	31,001	29,665	1,905		(4,315)	85,607

Cost of revenues	23,,887	22,541	28,474	1,485		(4,445)	71,942
Gross profit	3,464	8,460	1,191	420		130	13,665

Research and development	619	264	-	7		-	890
Selling and marketing	1,270	961	608	64		-	2,903
General and administrative	1,880	3,000	3,303	286		-	8,469
Other expenses					631		631
Gain on bargain purchase					(4,833)		(4,833)
Operating income (loss)	(305)	4,235	(2,720)	63	(4,202)	130	5,605

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$22,871	$30,121	$27,734	$-	$80,726
Intersegment revenues	5,314	229	-	(5,543)	-
Total revenues	28,185	30,350	27,734	(5,543)	80,726

Cost of revenues	23,249	23,101	23,502	(5,330)	64,522
Gross profit	4,936	7,249	4,232	(213)	16,204

Research and development	841	229	-	-	1,070
Selling and marketing	1,538	1,058	607	-	3,203
General and administrative	2,717	2,417	2,989	-	8,123
Other income	(11)	-	-	-	(11)
Operating income (loss)	(149)	3,545	636	(213)	3,819

	Year ended December 31, 2013
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$27,326	$29,796	$22,429	$-	$79,551
Intersegment revenues	3,812	111	-	(3,923)	-
Total revenues	31,138	29,907	22,429	(3,923)	79,551

Cost of revenues	24,141	22,464	19,224	(4,086)	61,743
Gross profit	6,997	7,443	3,205	163	17,808

Research and development	415	298	-	-	713
Selling and marketing	1,520	1,145	485	-	3,150
General and administrative	3,158	2,249	3,261	-	8,668
Other income	(20)	-	-	-	(20)
Operating income (loss)	1,924	3,751	(541)	163	5,297

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Year ended December 31, 2015
	OEM of Heat Tansfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,440	28,400	24,170	11,635	15,938	109,583
Depreciation and amortization	1,127	789	669	196		2,781
Expenditure for segment assets	1,075	1,400	821	51		3,347

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Total assets	$32,808	$26,889	$23,044	$16,435	$99,176
Depreciation and amortization	1,027	675	367	-	2,069
Expenditure for segment assets	1,126	810	539	-	2,475

	Year ended December 31, 2013
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Depreciation and amortization (*)	991	603	265	-	1,859
Expenditure for segment assets (*)	1,032	664	1,134	-	2,830

(*)	Excluding discontinued operations for the year ended on December 31, 2013.